Property And Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Property And Equipment [Abstract]
Property And Equipment

(7) PROPERTY AND EQUIPMENT

Property and equipment, including assets held under capital leases, was comprised of the following:

	Estimated	As of
	useful lives	March 31,	June 30,
	(in years)	2012	2011
Land	N/A	$490	$228
Building improvements and site improvements	8 to15	26,064	11,692
Furniture, fixtures and office equipment	3 to7	1,328	1,295
Computer hardware	2 to 5	3,409	3,461
Software	2 to 3	3,321	4,243
Machinery and equipment	3 to 7	10,959	6,469
Fiber optic equipment	4 to 8	425,182	326,163
Circuit switch equipment	10	8,481	7,378
Packet switch equipment	3 to 5	22,545	20,727
Fiber optic network	8 to 20	284,391	192,926
Construction in progress	N/A	104,463	45,872

Total		890,633	620,454
Less accumulated depreciation		(148,601)	(101,941)

Property and equipment, net		$742,032	$518,513

The Company recognized depreciation expense of $19,966 and $12,890 during the three months ended March 31, 2012 and 2011, respectively. The Company recognized depreciation expense of $49,837 and $34,535 during the nine months ended March 31, 2012 and 2011, respectively. During the nine months ended March 31, 2012, the Company wrote-off $3,177 of fully depreciated property and equipment. No fully depreciated property and equipment was written off during the nine months ended March 31, 2011.

Included within the Company's property and equipment balance are capital leases with a cost basis of $13,045 (net of accumulated depreciation of $4,603) and $12,215 (net of accumulated depreciation of $3,611) as of March 31, 2012 and June 30, 2011, respectively. The Company recognized depreciation expense associated with assets under capital leases of $390 and $286 during the three months ended March 31, 2012 and 2011, respectively, and $992 and $986 during the nine months ended March 31, 2012 and 2011, respectively.

During the nine months ended March 31, 2012 and 2011, the Company received a total of $2,798 and $801, respectively, in grant money from the NTIA's Broadband Technology Opportunities Program ("the Program") for reimbursement of property and equipment expenditures. The Company has accounted for these funds as a reduction of the cost of its fiber optic network. The Company anticipates the receipt of an additional $31,894 in grant money related to grant agreements entered into as a direct recipient under the Program as of March 31, 2012 which will offset capital expenditures in future periods. The Company anticipates receiving this $31,894 in stimulus reimbursements over the next 12 months. As of March 31, 2012, the Company has incurred $15,030 of capital expenditures which are pending reimbursement from the Program. The Company's property and equipment balance will be reduced by this amount upon receipt of these reimbursements. See Note 15 — Commitments and Contingencies- Other Commitments.

During the three months ended March 31, 2012 and 2011, the Company capitalized interest in the amount of $1,968 and $952, respectively, and $3,614 and $952 during the nine months ended March 31, 2012 and 2011, respectively. The Company also capitalized $2,534 and $1,671 of labor to property and equipment accounts during the three months ended March 31, 2012 and 2011, respectively, and $6,405and $4,306 during the nine months ended March 31, 2012 and 2011, respectively.

(7) PROPERTY AND EQUIPMENT

Property and equipment, including assets held under capital leases, was comprised of the following:

	Estimated useful lives	As of June 30
	(in years)	2011	2010
Land	N/A	$228	$209
Building improvements and site improvements	8 to15	11,692	8,999
Furniture, fixtures and office equipment	3 to7	1,295	1,124
Computer hardware	2 to 5	3,461	2,595
Software	2 to 3	4,243	3,095
Machinery and equipment	3 to 7	6,469	3,568
Fiber optic equipment	4 to 8	326,163	127,379
Circuit switch equipment	10	7,378	6,938
Packet switch equipment	3 to 5	20,727	17,786
Fiber optic network	8 to 20	192,926	140,098
Construction in progress	N/A	45,872	40,175

Total		620,454	351,966
Less accumulated depreciation		(101,941)	(54,077)

Property and equipment, net		$518,513	$297,889

Total depreciation expense, including depreciation of assets held under capital leases, for the years ended June 30, 2011, 2010 and 2009 was $47,905, $27,703 and $17,737, respectively.

Included within the Company's property and equipment balance are capital leases with a cost of $12,215 (net of accumulated depreciation of $3,611) and $14,055 (net of accumulated depreciation of $3,037) as of June 30, 2011 and 2010, respectively. The Company recognized depreciation expense associated with assets under capital leases of $1,272, $1,293 and $1,253 for the years ended June 30, 2011, 2010 and 2009, respectively.

During the years ended June 30, 2011 and 2010, the Company received a total of $3,544 and $70, respectively, in grant money from the NTIA's Broadband Technology Opportunities Program ("the Program") for reimbursement of property and equipment expenditures. The Company has accounted for these funds as a reduction of the cost of its fiber optic network. The Company anticipates the receipt of an additional $34,979 in grant money related to grant agreements entered into under the Broadband Technology Opportunities Program as of June 30, 2011 which will offset capital expenditures in future periods. See Note 16 — Commitments and Contingencies- Other Commitments.

During the year ended June 30, 2011, the Company capitalized interest in the amount of $3,691. No interest was capitalized during the years ended June 30, 2010 or 2009. The Company capitalized $6,230, $3,278 and $2,524 of labor to fixed-asset accounts during the years ended June 30, 2011, 2010 and 2009, respectively.